Financial Instruments and Financial Risk Management - Narrative (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) CAD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) CAD ($)
Financial Instruments and Financial Risk Management
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period			$ 0		$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period			0		0
Transfers into Level 3 of fair value hierarchy, assets			0		0
Transfers out of Level 3 of fair value hierarchy, assets			0		0
Fair value gain (loss) on financial asset - FID	$ 192,000	$ 2,542,000	(644,000)	$ 3,283,000
Fair value gain from foreign exchange translation effects	(2,807,000)	$ 984,000	(5,161,000)	1,004,000
Working capital	$ 137,100,000		137,100,000		$ 147,600,000
Texas Lithium
Financial Instruments and Financial Risk Management
Fair value gain (loss) on financial asset - FID			(700,000)
Net increase (decrease) in fair value of financial asset			(700,000)
SWA
Financial Instruments and Financial Risk Management
Fair value gain (loss) on financial asset - FID			(100,000)
Net increase (decrease) in fair value of financial asset			100,000
Investment in Aqualung
Financial Instruments and Financial Risk Management
Fair value gain from foreign exchange translation effects			$ 204,000
Fair Value gain on equity financing transaction				$ 2,800,000
USD
Financial Instruments and Financial Risk Management
Conversion rate	1.42357		1.42357		1.371
Reasonably possible change In US Dollar relative to Canadian Dollar			10.00%		10.00%
Change in comprehensive loss			$ 13,000,000		$ 14,200,000